Leases (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Analyzed into:
Within one year	$ 16	$ 11
In the second to fifth year, inclusive	70	33
Over fifth year	130	126
lease liabilities, Total	$ 216	$ 170